Discontinued Operations (Details) - Schedule of Loss Resulting from Disposition ¥ in Thousands, $ in Thousands	6 Months Ended		11 Months Ended
	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Nov. 22, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Discontinued Operations (Details) - Schedule of Loss Resulting from Disposition [Line Items]
Consideration
Cash and cash equivalents			5,376
Contract assets			3,845
Accounts receivable			42,716
Other contract costs, Current			8,221
Prepayments and other current assets			47,961
Amounts due from related parties			5,560
Prepaid income tax			14,243
Restricted cash			12,100
Other contract costs, non-current			16,388
Equity method investments			27,564
Property and equipment, net			11,051
Intangible assets, net			11,598
Deferred tax assets			42,449
Goodwill			192,962
Right-of-use assets			43,353
Other non-current assets			16,050
Accounts payable			(15,019)
Deferred revenue, current			(130,704)
Salary and welfare payable			(9,408)
Financial liabilities from contracts with customers			(267,796)
Accrued expenses and other payables			(49,525)
Income taxes payable			(135)
Current lease liabilities			(17,902)
Amounts due to related parties			(22,232)
Deferred revenue, non-current			(30,852)
Deferred tax liabilities			(858)
Non-current tax payable			(34,265)
Lease liabilities			(15,504)
Net assets of ELT business related VIEs*			(92,763)
Non-controlling interest of ELT business related VIEs		$ 789	18,035
Less: Net assets of ELT business related VIEs contributable to the Company			(74,728)
Gain on disposal of ELT business related VIEs			¥ 74,728
Discontinued Operations [Member]
Discontinued Operations (Details) - Schedule of Loss Resulting from Disposition [Line Items]
Contract assets				¥ 5,323
Accounts receivable				44,291
Other contract costs, Current				32,241
Prepayments and other current assets				38,600
Amounts due from related parties				7,265
Prepaid income tax				14,479
Current assets for discontinued operations, Total				142,199
Other contract costs, non-current				11,149
Equity method investments				24,403
Property and equipment, net				85,803
Intangible assets, net				14,675
Deferred tax assets				25,991
Goodwill				192,962
Right-of-use assets				105,551
Other non-current assets				26,254
Non-current assets for discontinued operations, Total				486,788
Accounts payable				16,164
Bank loans				6,000
Deferred revenue, current				213,006
Salary and welfare payable				27,404
Financial liabilities from contracts with customers				337,932
Accrued expenses and other payables				36,575
Income taxes payable				195
Current lease liabilites				35,817
Amounts due to related parties				11,256
Current liabilities for discontinued operations, Total				684,349
Deferred revenue, non-current				35,546
Deferred tax liabilities				4,433
Non current tax payable				34,137
Lease liabilities				59,824
Non-current liabilities for discontinued operations, Total				¥ 133,940